EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$ 16,649,176	$ (70,943,484)	$ (111,928,891)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ 16,649,176	$ (70,943,484)	$ (111,928,891)
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	206,349,976	173,068,420	175,067,343
Plus: share options	5,003,667
Weighted average number of ordinary shares outstanding used in computing earnings per share - diluted	211,353,643	173,068,420	175,067,343
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$ 0.08	$ (0.41)	$ (0.64)
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ 0.08	$ (0.41)	$ (0.64)
Outstanding employee options excluded from computation of diluted earnings per share	6,154,166	6,371,250	7,179,500